Segment Information (Details)	12 Months Ended
Jun. 30, 2025
Segment Information [Line Items]
Description of segment of information	The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how the chief operating decision maker (“CODM”) makes decision about allocating resources to each segment and evaluating their performances. The Company’s CODM has been identified as the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Two Segment [Member]
Segment Information [Line Items]
Reporting segment	2